Equity and Other Equity Items - Disclosure of Detailed Information About Other Comprehensive Income and the Corresponding Tax Benefits (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year (Before tax)	¥ 513,231	¥ 153,164	¥ 806,365
Amount incurred during the year (Tax effect)	(161,547)	(51,035)	(248,826)
Amount incurred during the year (After tax)	351,684	102,129	557,539
Net changes (Before tax)	513,231	153,164	806,365
Net changes (Tax effect)	(161,547)	(51,035)	(248,826)
Net changes (After tax)	351,684	102,129	557,539
Remeasurements of defined benefit plans
Amount incurred during the year (Before tax)	127,129	(154,517)	57,616
Amount incurred during the year (Tax effect)	(25,777)	44,919	(11,289)
Amount incurred during the year (After tax)	101,352	(109,598)	46,328
Net changes (Before tax)	127,129	(154,517)	57,616
Net changes (Tax effect)	(25,777)	44,919	(11,289)
Net changes (After tax)	101,352	(109,598)	46,328
Shares of other comprehensive income of equity method investees
Amount incurred during the year (Before tax)	22,331	(63,213)	156,118
Amount incurred during the year (After tax)	22,331	(63,213)	156,118
Net changes (Before tax)	22,331	(63,213)	156,118
Net changes (After tax)	22,331	(63,213)	156,118
Exchange differences on translating foreign operations
Amount incurred during the year (Before tax)	946,309	(40,479)	1,178,875
Amount incurred during the year (After tax)	946,309	(40,479)	1,178,875
Reclassification to profit (loss) (Before tax)		(787,369)
Reclassification to profit (loss) (After tax)		(787,369)
Net changes (Before tax)	946,309	(827,848)	1,178,875
Net changes (After tax)	946,309	(827,848)	1,178,875
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year (Before tax)	(78,919)	40,503	33,256
Amount incurred during the year (Tax effect)	25,603	(9,485)	(10,459)
Amount incurred during the year (After tax)	(53,316)	31,018	22,797
Reclassification to profit (loss) (Before tax)	185	189	(15,267)
Reclassification to profit (loss) (Tax effect)	(51)	(49)	4,717
Reclassification to profit (loss) (After tax)	135	140	(10,550)
Net changes (Before tax)	(78,733)	40,693	17,989
Net changes (Tax effect)	25,552	(9,534)	(5,742)
Net changes (After tax)	(53,181)	31,158	12,247
Shares of other comprehensive income of equity method investees
Amount incurred during the year (Before tax)	173,617	127,022	182,576
Amount incurred during the year (After tax)	173,617	127,022	182,576
Reclassification to profit (loss) (Before tax)	(12,167)	(5,682)	(16,579)
Reclassification to profit (loss) (After tax)	(12,167)	(5,682)	(16,579)
Net changes (Before tax)	161,450	121,340	165,996
Net changes (After tax)	161,450	121,340	165,996
Total other comprehensive income (Before tax)	1,691,717	(730,381)	2,382,959
Total other comprehensive income (Tax effect)	(161,773)	(15,650)	(265,856)
Total other comprehensive income, net of tax	¥ 1,529,944	¥ (746,031)	¥ 2,117,103